Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - Clean Earth Acquisitions Corp [Member] - Fair Value, Recurring [Member] - USD ($)
	Sep. 30, 2023	Dec. 31, 2022
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis [Line Items]
Marketable securities held in trust account	$ 86,038,091	$ 235,586,028
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis [Line Items]
Marketable securities held in trust account
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis [Line Items]
Marketable securities held in trust account